Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
GroupBy [Member]
Business Combination [Line Items]
Summary of Allocated to Net Assets Acquired Based on Respective Estimated Fair Values

The total purchase price consideration of $5.8 million has been allocated to the net assets acquired based on their respective estimated fair values as follows:

Consideration
3,999,902 ordinary shares of Rezolve	$5,759,859
Fair value of total consideration transferred	$5,759,859
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	1,733,326
Accounts receivable	9,781,814
Prepaid expenses and other current assets	1,235,761
Developed technology (intangible asset)	19,661,728
Customer contracts and related relationships (intangible asset)	15,652,376
Other non-current assets	180,927
Accounts payable and accrued liabilities	(16,828,415)
Deferred revenue	(18,850,509)
Debt	(12,300,000)
Deferred tax liabilities	(3,992,235)
Other liabilities	(97,343)
Total identifiable net assets	$(3,822,570)
Goodwill	9,582,429
Total estimated preliminary purchase price allocation	$5,759,859
Goodwill generated from this business combination is primarily attributable to synergies between the Company's and Groupby's respective products and services.
Summary of Unaudited Pro forma Combined Results due to Acquisition

The following table presents amounts of GroupBy's revenue and net loss included in the Company's condensed interim combined consolidated statements of operations for year ended December 31, 2025 and the unaudited pro forma combined results of the Company and GroupBy as if the Groupby acquisition had occurred on January 1, 2024:

	Revenue	Net (loss)/income
GroupBy actual from March 25, 2025 to December 31, 2025	$17,686,268	$(13,675,917)
Unaudited pro forma combined from January 1, 2025 to December 31, 2025	51,173,486	(103,836,533)
Unaudited pro forma combined from January 1, 2024 to December 31, 2024	20,904,501	(193,086,491)

Mpower Plus Global Limited [Member]
Business Combination [Line Items]
Summary of Allocated to Net Assets Acquired Based on Respective Estimated Fair Values

The total purchase price consideration of $1.5 million has been allocated to the net assets acquired based on their respective estimated fair values as follows:

Consideration
804,833 ordinary shares of Rezolve	$1,529,183
Fair value of total consideration transferred	$1,529,183
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	63,221
Accounts receivable	428,334
Prepaid expenses and other current assets	287,069
Customer contracts and related relationships (intangible asset)	1,105,910
Recruitment database (intangible asset)	491,970
Other assets	1,753
Accounts payable and accrued liabilities	(189,613)
Accrued expenses and other payables	(537,437)
Deferred tax liabilities	(377,541)
Other liabilities	(793,506)
Total identifiable net assets	$480,160
Goodwill	1,049,023
Total estimated preliminary purchase price allocation	$1,529,183

Goodwill generated from this business combination is primarily attributable to synergies between the Company's and Mpower's respective services.
Prediqt Business Solutions Private Limited [Member]
Business Combination [Line Items]
Summary of Allocated to Net Assets Acquired Based on Respective Estimated Fair Values

The total purchase price consideration of $0.1 million has been allocated to the net assets acquired based on their respective estimated fair values as follows:

Consideration
Cash consideration	$100,000
Fair value of total consideration transferred	$100,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	19,112
Accounts receivable	88,367
Customer contracts and related relationships (intangible asset)	325,787
Fixed assets	18,332
Other assets	107,709
Accounts payable and accrued liabilities	(163,590)
Debt	(241,679)
Other liabilities	(51,937)
Total identifiable net assets	$102,101
Gain on bargain purchase	(2,101)
Total estimated preliminary cost allocation	$100,000

ViSenze PTE Ltd [Member]
Business Combination [Line Items]
Summary of Allocated to Net Assets Acquired Based on Respective Estimated Fair Values

The total purchase price consideration of $ 3.8 million has been allocated to the net assets acquired based on their respective estimated fair values as follows:

Consideration
328,960 ordinary shares of Rezolve	$1,000,000
Contingent consideration	2,805,930
Fair value of total consideration transferred	$3,805,930
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	87,507
Accounts receivable	226,726
Prepaid expenses and other current assets	200,097
Developed technology (intangible asset)	3,689,000
Customer contracts and related relationships (intangible asset)	1,260,000
Other non-current assets	111,998
Accounts payable and accrued liabilities	(595,544)
Deferred revenue	(638,464)
Debt	(4,150,000)
Other liabilities	(101,942)
Total identifiable net assets	$89,378
Goodwill	3,716,552
Total estimated preliminary purchase price allocation	$3,805,930

Subsquid Labs GmbH [Member]
Business Combination [Line Items]
Summary of Allocated to Net Assets Acquired Based on Respective Estimated Fair Values

The total purchase price consideration of $14.2 million has been allocated to the net assets acquired based on their respective estimated fair values as follows:

Consideration
Cash consideration	$3,560,000
242,633 ordinary shares of Rezolve	679,487
SQD tokens	10,000,000
Fair value of total consideration transferred	$14,239,487
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	2,025,579
Short-term investments	3,000,000
Prepaid expenses and other current assets	8,254,371
Property and equipment	170,352
Other digital assets - SQD tokens	69,947,197
Intangible assets -other	144,417
Other non-current assets	657,862
Accrued expenses and other payables	(342,546)
Deferred tax liabilities	(8,321,401)
Total identifiable net assets	$75,535,831
Gain on bargain purchase	(61,296,344)

The gain on bargain purchase was recognized only after reassessing whether the items exchanged in the business combination were appropriately recognized and measured. The gain on bargain purchase was primarily driven by the valuation of the SQD tokens acquired on the acquisition date; in accordance with ASC 805, the SQD tokens held by Subsquid at the acquisition date were measured at fair value, which was determined using a Level 2 fair value input based on prices obtained from the market aggregators which represent observable market data but are not directly quoted prices for identical assets in an active market. See note 2.11 and note 2.23 for more information.

Crownpeak Intermediate Holdings Inc [Member]
Business Combination [Line Items]
Summary of Allocated to Net Assets Acquired Based on Respective Estimated Fair Values

The total purchase price consideration of $81.0 million has been allocated to the net assets acquired based on their respective estimated fair values as follows:

Consideration
11,127,780 ordinary shares of Rezolve	$31,046,506
First Loan Notes	20,000,000
Second Loan Notes	30,000,000
Fair value of total consideration transferred	$81,046,506
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	3,929,662
Accounts receivable	8,084,664
Prepaid expenses and other current assets	3,385,091
Property and equipment	155,961
Trade Names (intangible asset)	5,500,000
Developed technology (intangible asset)	37,500,000
Customer contracts and related relationships (intangible asset)	83,500,000
Right of use assets	1,194,371
Other non-current assets	3,846,120
Accounts payable and accrued liabilities	(5,687,807)
Accrued expenses and other payables	(5,289,270)
Debt	(151,921,625)
Deferred revenue	(22,574,337)
Lease liabilities	(1,226,647)
Other current liabilities	(4,213,436)
Deferred tax liabilities	(21,845,741)
Other non-current liabilities	(105,125)
Total identifiable net assets	$(65,768,119)
Goodwill	146,814,625

Summary of Unaudited Pro forma Combined Results due to Acquisition

The following table presents amounts of Crownpeak's revenue and net loss included in the Company's combined consolidated statements of operations for year ended December 31, 2025 and the unaudited pro forma combined results of the Company and Crownpeak as if the Crownpeak acquisition had occurred on January 1, 2024:

	Revenue	Net (loss)/income
Crownpeak actual from December 1, 2025 to December 31, 2025	$5,540,268	$414,923
Unaudited pro forma combined from January 1, 2025 to December 31, 2025	111,157,975	(118,941,492)
Unaudited pro forma combined from January 1, 2024 to December 31, 2024	77,882,306	(213,966,772)

Techouts Companies [Member]
Business Combination [Line Items]
Summary of Allocated to Net Assets Acquired Based on Respective Estimated Fair Values

The total purchase price consideration of $11.1 million has been allocated to the net assets acquired based on their respective estimated fair values as follows:

Consideration
Ordinary shares of Rezolve (1)	$8,660,000
Contingent consideration	2,426,258
Fair value of total consideration transferred	$11,086,258
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	354,422
Accounts receivable	2,004,132
Short term loans and advances receivable	707,303
Prepaid expenses and other current assets	451,052
Property and equipment	125,804
Customer contracts and related relationships (intangible asset)	3,878,169
Other non-current assets	56,792
Accounts payable and accrued liabilities	(888,257)
Other current liabilities	(737,402)
Deferred tax liabilities	(959,168)
Other non-current liabilities	(318,156)
Total identifiable net assets	$4,674,691
Goodwill	6,411,567

(1) The equivalent of $8.6 million in Rezolve AI plc ordinary shares to be issued as soon as reasonably practicable after the closing date have not been issued as of December 31, 2025. The Company recognized a liability of $8.6 million included in Ordinary Shares Payable in the combined consolidated balance sheet at December 31, 2025.